Considerations in Relation to Acquisition of Adventier (Detail) (Adventier, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jul. 31, 2011
Adventier
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 2,540	$ 3,555
Contingent consideration		2,076
Total consideration		$ 5,631